Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) (INR)	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2013 Employees Stock Option Scheme		Mar. 31, 2012 Employees Stock Option Scheme		Mar. 31, 2011 Employees Stock Option Scheme
Options
Options outstanding, beginning of period			99,872,740		85,924,615		92,347,270
Granted	35,359,500	243,750	0		35,603,250		32,967,500
Exercised			(33,459,050)	[1]	(20,559,850)	[1]	(37,412,060)	[1]
Forfeited			(848,800)		(879,000)		(1,492,250)
Lapsed			(121,845)		(216,275)		(485,845)
Options outstanding, end of period			65,443,045		99,872,740		85,924,615
Options exercisable, end of period			56,752,845		56,415,090		53,132,115
Weighted Average Exercise Price
Options outstanding, beginning of period			389.52		325.27		241.54
Granted			0.00		468.67		440.16
Exercised			333.87	[1]	257.91	[1]	221.36	[1]
Forfeited			461.85		439.76		328.39
Lapsed			236.79		199.60		198.05
Options outstanding, end of period			417.32		389.52		325.27
Options exercisable, end of period			409.46		332.53		254.36
Weighted average fair value of options granted during the year			0.00		163.43		140.74

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares